Fair Value Measurement - Schedule of Contingent Consideration in Respect of the Business Combinations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Liabilities in Respect of the Business Combinations [Abstract]
Opening balance	$ 6,175	$ 19,693
Payment of contingent consideration	(5,489)	(13,908)
Increase in fair value of contingent consideration	567	880
Decrease in fair value of contingent consideration		(640)
Foreign currency translation adjustments		(146)
Amortization of interest and exchange rate	132	296
Closing balance	$ 1,385	$ 6,175